Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements Of Comprehensive Loss [Abstract]
LOSS FOR THE YEAR	$ (1,866)	$ (2,901)	$ (2,347)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS
EXCHANGE DIFFERENCES ON TRANSLATION OF FOREIGN OPERATIONS	255	(81)	(340)
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS
EXCHANGE DIFFERENCES ON TRANSLATION TO PRESENTATION CURRENCY	(462)	(1,877)	(1,339)
OTHER COMPREHENSIVE LOSS FOR THE YEAR	(207)	(1,958)	(1,679)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(2,073)	(4,859)	(4,026)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR IS ATTRIBUTABLE TO:
THE PARENT COMPANY SHAREHOLDERS	(1,924)	(4,859)	(4,026)
NON-CONTROLLING INTERESTS	(149)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (2,073)	$ (4,859)	$ (4,026)